Cash	12 Months Ended
Mar. 31, 2024
Cash And Cash Equivalents Abstract
Cash [Text Block]

4. Cash

As at March 31, 2024 the Company has a cash balance of $1,150,891 (2023 - $600,402). Both of these amounts were on deposit at major financial institutions in the United States. The Company has no cash equivalents as at March 31, 2024 or at March 31, 2023.